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Diversified Alternatives Portfolio
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Supplement [Text Block]	ck0000813900_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 28, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS FOR

CLASS D, I AND P SHARES DATED MAY 1, 2018

This supplement revises the Pacific Select Fund Prospectus for Class D, I and P Shares dated May 1, 2018, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Diversified Alternatives Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Diversified Alternatives Portfolio –The following risks are added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                 Industry Concentration Risk – Concentrating investments in a particular industry or group of industries makes an Underlying Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because an Underlying Fund may concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, an Underlying Fund may perform poorly during a downturn in that industry or group of industries.

•                 Real Estate Companies Risk – Investing in companies operating in the real estate and related industries, including Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”), expose an Underlying Fund to the risks of the real estate market and to risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries that affect the performance of real estate companies (such as banking or financial institutions) may be subject to extensive government regulation, which may change unexpectedly and frequently and significantly impact an Underlying Fund. Changing interest rates and credit quality requirements for borrowers and tenants may also affect the cash flow of REITs and REOCs and their ability to meet capital needs.

Also, the following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•                 Commodity Risk

•                 Frontier Markets Risk

•                 Inflation-Indexed Debt Securities Risk

•                 Short Sale Risk